USD ($)

$ 50,000

FUND SUMMARY
Investment Objective:
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If you are acquiring Class A shares of the Fund, you may qualify for sales load discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary; in the Fund’s prospectus below, under the “Reduced Sales Load” section on page 14 of the prospectus and in the Fund’s Statement of Additional Information, under the “Additional Purchase and Redemption” section on page 21 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Boyar Value Fund Inc		Boyar Value Fund Inc Class A Shares		Boyar Value Fund Inc Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)		1.00%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none		none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	[2]	2.00%		2.00%
[1]	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	Redemptions made by wire transfer are subject to a $15.00 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Boyar Value Fund Inc		Boyar Value Fund Inc Class A Shares	Boyar Value Fund Inc Class I Shares
Management Fees		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.96%	0.96%
Underlying or Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.72%	1.47%
[1]	“Other Expenses” for the Class I shares are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying or “acquired” funds.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example - Boyar Value Fund Inc - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Boyar Value Fund Inc Class A Shares	766	1,015	1,387	2,429
Boyar Value Fund Inc Class I Shares	150	465	803	1,757

IF YOU HELD YOUR SHARES
Expense Example, No Redemption - Boyar Value Fund Inc - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Boyar Value Fund Inc Class A Shares	666	1,015	1,387	2,429
Boyar Value Fund Inc Class I Shares	150	465	803	1,757

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of the portfolio.

Principal Investment Strategies of the Fund:

Under normal market conditions, the Fund invests primarily in equity securities that are believed by the Adviser to be intrinsically undervalued, including common stock, preferred stock or securities convertible into or exchangeable for common stock. The Fund primarily invests in equity securities traded on domestic exchanges and/or in the over-the-counter markets, which may include equities of foreign issuers listed on domestic exchanges. Intrinsic value, as the Adviser defines it, is the estimated current worth that would accrue to the stockholders of a company, either through liquidation of corporate assets upon termination of operations, or through the sale or merger of the entire enterprise as a continuing business.

The Adviser believes that stock market prices often fail to accurately reflect the underlying intrinsic value of companies. To find undervalued stocks, the Adviser evaluates a company and its assets as the Adviser believes any acquisition-minded business executive would. The Adviser takes the company’s balance sheet, tears it apart, and reconstructs it in accordance with the Adviser’s view of economic reality - as opposed to generally accepted accounting principles (“GAAP”). GAAP requires that U.S. publicly traded companies must “depreciate” or decrease in value certain assets on their balance sheet (such as buildings) that in many instances increase in value overtime. The Adviser identifies assets on a company’s balance sheet that the Adviser considers to be undervalued relative to their true value (as opposed to the value GAAP requires such assets to be listed at). We then adjust those items to our perception of their current market value. The information derived from this analysis helps us determine the intrinsic or private market value of a business. Economic reality, according to the Adviser, is thus the result from when you tear a company’s balance sheet apart and find these hidden or undervalued assets. If the Adviser determines that it would purchase the assets of a company at a significant discount to intrinsic value, the Adviser believes that after a reasonable period of time, either the stock market will accurately reflect those values, or the assets of the company will be acquired by a third party (such as a company in a similar line of business, or a private equity firm, will purchase the entire company).

The Adviser utilizes a “buy and hold” investment strategy, which reflects the determination to grow capital and maintain purchasing power by holding stocks for the long term. The Adviser believes that this approach is as important to investment success as picking the right stocks at the right price and at the right time. Holding the equity of companies that the Adviser considers to be good investment opportunities, which equity was purchased at attractive prices based on the Adviser’s assessment of intrinsic value, provides the opportunity for appreciation over time without the return-eroding effects of commissions and capital gains taxes. The Adviser employs a variety of different investment strategies and techniques to uncover opportunities for the Fund. The Fund has no policy regarding the minimum or maximum market capitalization of companies in which it may invest.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. As a result of these temporary defensive positions, the Fund may not achieve its investment objective.

Principal Risks of Investing in the Fund:

Every investment carries some market risk. In addition to the risks described below, investments in equity securities are subject to inherent market risks, such as a rapid increase or decrease in value or liquidity, fluctuations due to a company’s earnings, economic conditions, a decline in the market generally, and other factors beyond the control of the Adviser. Accordingly, the value of an investment in the Fund will fluctuate over time. An investment in the Fund should be part of an overall investment strategy. Before investing, please consider the following special risks in determining the appropriateness of an investment in the Fund. We cannot give you any assurance that the Adviser’s investment strategy will succeed.

Value Investment Risk. The stock of value companies can continue to be undervalued for long periods of time and may not realize the value expected by the Adviser in response to the activities and financial prospects of the particular companies. Over time, a valued-oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection Risk. The Adviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect. We cannot give you any assurance that the Adviser’s investment strategy will succeed.

Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors that are generally beyond the control of the Adviser. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events (including, without limitation, the occurrence or threat of pandemic, terrorism, war, military actions, or environmental events) could cause turbulence in financial markets, and reduced liquidity in equity, credit, and fixed income markets, which may negatively affect many issuers domestically and around the world, which could have an adverse impact on the Fund and its investments. For example, the novel coronavirus disease (COVID-19) caused significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and with rapidity and therefore adversely affect the Fund. In addition, market events could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. As a result, there is a risk that you could lose money by investing in the Fund.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small and Medium-Sized Companies. There is no minimum or maximum market capitalization of the companies in which the Fund may invest. Investing in securities of small- and medium-sized companies may involve greater risks since these securities may have limited marketability, and, thus, their market prices may be more volatile than securities of larger, more established companies or the market in general.

Because small- and medium-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant amounts of these shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small- and medium-sized companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small- and medium-sized companies than for larger, more established ones. Although investing in securities of small- and medium-sized companies offers potential for above-average returns if the companies are successful, the risk exists that such companies will not succeed and the prices of their shares could significantly decline in value.

Large Capitalization Companies. Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Related Transactions. The Fund may purchase securities that have been researched by Asset Analysis Focus (published by a related entity of the Adviser). However, the Fund will acquire securities featured for the first time in Asset Analysis Focus no earlier than five business days after publication of Asset Analysis Focus. The Fund may also purchase shares in combination with other accounts managed by the Adviser. These practices may have an impact on the price and availability of the securities to be purchased by the Fund.

Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Preferred Stocks. The Fund may invest in preferred stocks. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund owns a preferred stock on which distributions are deferred, the Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities. The Fund’s investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Financial Systems Risk. The Fund and the companies in which it invests rely on financial institutions (“banks”) for custody, safe-keeping, and management of cash resources, including deposit and operating accounts, as well as credit or other financing arrangements. Accordingly, distress at one or more banks used by the Fund or the companies in which the Fund has invested may impair or prevent access to cash, credit and other financing resources. Risks related to banks are particularly heightened in the current rising interest rate environment, and recent events have included the suspension of operations and federal takeover of certain banks. While the Federal Deposit Insurance Corporation (FDIC) insures cash balances of up to $250,000 per depositor, per bank, access to such amounts in an account at a failed bank may be limited or delayed, and amounts in excess of $250,000 are at risk for availability and loss.

Foreign Investing. Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Past Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. The bar chart and table below show only the performance of the Class A shares of the Fund, which is the only share class of the Fund with 10 years or more of performance history. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Because Class I shares have not commenced operations, no performance information is presented for Class I shares at this time. Updated performance information is available at no cost by visiting www.boyarassetmanagement.com or by calling 1-800-266-5566. The 5% sales charge applicable to the Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown.

Annual Total Returns as of December 31 Each Year

During the period shown in the bar chart, the highest return for a quarter was 14.65% (quarter ended 6/30/2020) and the lowest return for a quarter was -24.67% (quarter ended 3/31/2020). The year-to-date return of the Boyar Value Fund as of March 31, 2024 is 9.30%.

Average Annual Total Returns (For Periods Ended December 31, 2023)
Average Annual Total Returns - Boyar Value Fund Inc		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Boyar Value Fund Inc Class A Shares	[1]	Return Before Taxes	8.42%	4.98%	5.11%	5.94%	May 05, 1998
Boyar Value Fund Inc Class A Shares | After Taxes on Distributions	[1],[2]		8.29%	4.61%	4.60%	5.40%
Boyar Value Fund Inc Class A Shares | After Taxes on Distributions and Sales	[1]		5.08%	3.84%	3.98%	4.82%
S&P Composite 1500 Value Index (reflects no deduction for fees, expenses or taxes)			21.64%	13.98%	9.91%
[1]	The performance of the Fund reflects a 5.00% sales charge, which is applicable only to Class A shares of the Fund.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the additional impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”), or to Fund shares held by non-taxable entities. After-tax returns are shown only for one class of the Fund, and after-tax returns for other classes may vary.

This table illustrates total returns from a hypothetical investment in the Fund. These returns are compared to the S&P Composite 1500 Value Index for the same periods. The S&P Composite 1500 Value Index, the primary benchmark for the Fund, is included to allow an investor to compare the Fund’s returns against an unmanaged float-adjusted capitalization weighted index of value-style stocks (as measured by book value, earnings, and sales to price) drawn from the S&P 1500 Index designed to measure the performance of value-style stocks through changes in the market value of approximately 1,100 value-style stocks representing all major industries. The performance of the index includes reinvestment of dividends and capital gains, however, it does not include any expenses or a deduction for federal income taxes. A shareholder cannot invest directly in an index.

The Fund’s average annual total returns after taxes on distributions and redemptions may exceed average annual total returns before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Value Investment Risk. The stock of value companies can continue to be undervalued for long periods of time and may not realize the value expected by the Adviser in response to the activities and financial prospects of the particular companies. Over time, a valued-oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection Risk. The Adviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect. We cannot give you any assurance that the Adviser’s investment strategy will succeed.

Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors that are generally beyond the control of the Adviser. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events (including, without limitation, the occurrence or threat of pandemic, terrorism, war, military actions, or environmental events) could cause turbulence in financial markets, and reduced liquidity in equity, credit, and fixed income markets, which may negatively affect many issuers domestically and around the world, which could have an adverse impact on the Fund and its investments. For example, the novel coronavirus disease (COVID-19) caused significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and with rapidity and therefore adversely affect the Fund. In addition, market events could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. As a result, there is a risk that you could lose money by investing in the Fund.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small and Medium-Sized Companies. There is no minimum or maximum market capitalization of the companies in which the Fund may invest. Investing in securities of small- and medium-sized companies may involve greater risks since these securities may have limited marketability, and, thus, their market prices may be more volatile than securities of larger, more established companies or the market in general.

Because small- and medium-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant amounts of these shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small- and medium-sized companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small- and medium-sized companies than for larger, more established ones. Although investing in securities of small- and medium-sized companies offers potential for above-average returns if the companies are successful, the risk exists that such companies will not succeed and the prices of their shares could significantly decline in value.

Large Capitalization Companies. Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Related Transactions. The Fund may purchase securities that have been researched by Asset Analysis Focus (published by a related entity of the Adviser). However, the Fund will acquire securities featured for the first time in Asset Analysis Focus no earlier than five business days after publication of Asset Analysis Focus. The Fund may also purchase shares in combination with other accounts managed by the Adviser. These practices may have an impact on the price and availability of the securities to be purchased by the Fund.

Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Preferred Stocks. The Fund may invest in preferred stocks. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund owns a preferred stock on which distributions are deferred, the Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities. The Fund’s investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Financial Systems Risk. The Fund and the companies in which it invests rely on financial institutions (“banks”) for custody, safe-keeping, and management of cash resources, including deposit and operating accounts, as well as credit or other financing arrangements. Accordingly, distress at one or more banks used by the Fund or the companies in which the Fund has invested may impair or prevent access to cash, credit and other financing resources. Risks related to banks are particularly heightened in the current rising interest rate environment, and recent events have included the suspension of operations and federal takeover of certain banks. While the Federal Deposit Insurance Corporation (FDIC) insures cash balances of up to $250,000 per depositor, per bank, access to such amounts in an account at a failed bank may be limited or delayed, and amounts in excess of $250,000 are at risk for availability and loss.

Foreign Investing. Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.